Load [Member] Expense Example, No Redemption - Mississippi Tax-Free Income Series - Mississippi Tax-Free Income Series	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	$ 1,613